SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Warrant activity
	Number	Weighted average exercise price
Balance as at December 31, 2020	93,085,657	$0.48
Warrants issued	2,100,228	0.38
Warrants exercised	(265,650)	0.33
Warrants expired	(3,027,615)	0.44
Balance as at December 31, 2021	91,892,620	$0.48
Warrants issued	-	-
Warrants exercised	-	-
Warrants expired	(41,545,383)	0.57
Balance as at December 31, 2022	50,347,237	$0.35

Warrants outstanding
Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.31	18,247,009	$0.31	0.15
$0.37	32,050,228	0.37	2.50
$0.42	50,000	0.42	0.58
	50,347,237	$0.35	1.65

Stock option activity
	Number	Weighted average exercise price
Balance as at December 31, 2020	45,820,000	$0.53
Options granted	12,190,000	0.23
Options exercised	(2,287,500)	0.25
Options forfeited	(7,820,000)	0.75
Options expired	(2,762,500)	0.39
Balance as at December 31, 2021	45,140,000	$0.44
Options granted	16,010,000	0.26
Options exercised	-	-
Options expired	(13,146,250)	0.63
Options forfeited	(1,631,250)	0.31
Balance as at December 31, 2022	46,372,500	$0.37

Stock options outstanding
	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$ 0.205 – 0.50	41,522,500	$0.34	2.72	33,380,000	$0.36	2.36
$ 0.51 – 1.00	4,850,000	$0.60	0.04	4,850,000	$0.60	0.04
	46,372,500	$0.37	2.44	38,230,000	$0.39	2.07

Share-based payments expenses
	For the year ended December 31,
Statements of Net Loss:	2022	2021
General and administration	$1,235	$1,235
Exploration and evaluation	44	312
Investor relations and marketing communications	149	265
Corporate development and due diligence	145	186
Subtotal	$1,573	$1,998
Statements of Financial Position:
Mineral Properties	854	894
Total	$2,427	$2,892

Stock option weighted average assumptions
	Year ended	Year ended
	December 31, 2022	December 31, 2021
Risk-free interest rate	1.87%	0.86%
Share price at grant date (in dollars)	$0.27	$0.44
Exercise price (in dollars)	$0.27	$0.41
Expected life (years)	5.00 years	5.00 years
Expected volatility (1)	63.97%	67.89%
Forfeiture rate	7.50%	7.50%
Expected dividend yield	Nil	Nil

Summarizes of changes in RSU's
	Number	Weighted average fair value
Balance as at December 31, 2021	1,550,000	$0.40
Granted – February 3, 2022	1,090,000	0.25
RSUs settled	(516,664)	0.40
RSUs forfeited	(233,334)	0.40
Balance as at December 31, 2022	1,890,002	$0.31

Share-based payments expenses And reserve
	Number	Weighted average fair value
Balance as at December 31, 2021	303,000	$0.36
Granted – February 11, 2022	356,000	0.26
Balance as at December 31, 2022	659,000	$0.30

Summarizes of changes in PSUs
	Number	Weighted average fair value
Balance as at December 31, 2021	-	$-
Granted – December 16, 2022	1,913,000	0.15
Balance as at December 31, 2022	1,913,000	$0.15